GROUP COMPANIES (Tables)	12 Months Ended
Dec. 31, 2020
Interest In Other Entities [Abstract]
Disclosure of composition of group

Name	Country of incorporation	% equity interest	Registered address
Agua De La Vega Del Codorno, S.L.U.	Spain	100%	C/ Ribera del loira, 20-22, 2ª Planta - 28042, Madrid
Aguas De Cospeito, S.L.U.	Spain	100%	Crta. Pino km. 1 - 2, 27377, Cospeito, Lugo, Spain
Aguas De Santolin, S.L.U.	Spain	100%	C/ Real, s/n 09246, Quintanaurria, Burgos
Aguas Del Maestrazgo, S.L.U.	Spain	100%	C/ Monasterio de las huelgas, 7, Pol.ind.Alcalde Caballero, 50014, Zaragoza
Aguas Del Toscal, S.A.U.	Spain	100%	Ctra. de la Pasadilla, km. 3- 35250, ingenio, Gran Canaria
Aguas Vilas Del Turbon, S.L.U.	Spain	100%	C/ Monasterio de las huelgas, 7, Pol.ind.Alcalde Caballero, 50014, Zaragoza
Amalgamated Beverages Great Britain Limited	United Kingdom	100%(D)	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
BBH Investment Ireland Limited	Ireland	100%	6th Floor, 2 Grand Canal Square, Dublin 2
Bebidas Gaseosas Del Noroeste, S.L.U.	Spain	100%	Avda. Alcalde Alfonso Molina, s/n- 15007, A Coruña
Beganet, S.L.U.	Spain	100%	Avda. Paisos Catalans, 32 – 08950, Esplugues de Llobregat
BH Holdings Lux Commandite SCS	Luxembourg	100%(B)	2, Rue des Joncs, L-1818, Howald
BH Holdings Luxembourg SARL	Luxembourg	100%	2, Rue des Joncs, L-1818, Howald
BH Luxembourg SARL	Luxembourg	100%	2, Rue des Joncs, L-1818, Howald
BH SARL	Luxembourg	100%	2, Rue des Joncs, L-1818, Howald
Birtingahúsið ehf.	Iceland	34.5%	Laugavegur 174, 105, Reykjavík
BL Bottling Holdings UK Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
Bottling Great Britain Limited	United Kingdom	100%(D)	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
Bottling Holdings (Luxembourg) SARL	Luxembourg	100%	2, Rue des Joncs, L-1818, Howald
Bottling Holdings (Netherlands) B.V.	Netherlands	100%	Watermanweg 30, 3067 GG, Rotterdam
Bottling Holdings Europe Limited	United Kingdom	100%(A)(E)	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
Bottling Holding France SAS	France	100%	9, chemin de Bretagne, 92784, Issy-les-Moulineaux
CC Digital GmbH	Germany	50%	Stralauer Allee 4, 10245, Berlin
CC Erfrischungsgetränke Oldenburg Verwaltungs GmbH	Germany	100%	Stralauer Allee 4, 10245, Berlin
CC Iberian Partners Gestion S.L.	Spain	100%	C/ Ribera del loira, 20-22, 2ª Planta - 28042, Madrid
CC Verpackungsgesellschaft mit beschraenkter Haftung	Germany	100%	Schieferstraße 20 06126 Halle, Saale
CCEP Australia Pty Ltd	Australia	100%	Level 17, 8 Chifley, 8 - 12 Chifley Square, Sydney NSW 2000
CCEP Finance (Ireland) Designated Activity Company	Ireland	100%	6th Floor, 2 Grand Canal Square, Dublin 2, Ireland
CCEP Group Services Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
CCEP Holdings (Australia) Limited	United Kingdom	100%(A)(D)	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
CCEP Holdings (Australia) Pty Ltd	Australia	100%(A)	Level 17, 8 Chifley, 8 - 12 Chifley Square, Sydney NSW 2000
CCEP Holdings Norge AS	Norway	100%	Robsrudskogen 5, 1470, Lørenskog
CCEP Holdings Sverige AB	Sweden	100%	Dryckesvägen 2 C, 136 87, Haninge

Name	Country of incorporation	% equity interest	Registered address
CCEP Holdings UK Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
CCEP Scottish Limited Partnership	United Kingdom	100%	52 Milton Road, East Kilbride, Glasgow, Scotland, G74 5DJ
CCEP Ventures Europe Limited	United Kingdom	100%(A)	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
CCEP Ventures UK Limited	United Kingdom	100%(A)	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
CCIP Soporte, S.L.U.	Spain	100%	C/ Ribera del loira, 20-22, 2ª Planta - 28042, Madrid
Classic Brand (Europe) Designated Activity Company	Ireland	100%	4th Floor, 25-28 Adelaide Road, D02 RY98, Dublin 2
Cobega Embotellador, S.L.U.	Spain	100%	Avda Paisos Catalans, 32 - 08950, Esplugues de Llobregat
Coca-Cola European Partners (Initial LP) Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
Coca-Cola European Partners (Scotland) Limited	United Kingdom	100%	52 Milton Road, College Milton, East Kilbride, Scotland, G74 5DJ
Coca-Cola European Partners Belgium SPRL	Belgium	100%	Chaussée de Mons 1424, 1070, Brussels
Coca-Cola European Partners Deutschland GmbH	Germany	100%(F)	Stralauer Allee 4, 10245, Berlin
Coca-Cola European Partners France SAS	France	100%(G)	9, chemin de Bretagne, 92784, Issy-les-Moulineaux
Coca-Cola European Partners Great Britain Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
Coca-Cola European Partners Holdings Great Britain Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
Coca-Cola European Partners Holdings US, Inc.	United States	100%(A)(D)	Corporation Trust Center, 1209 Orange Street, Wilmington 19801, Delaware
Coca-Cola European Partners Iberia, S.L.U.	Spain	100%	C/ Ribera del loira, 20-22, 2ª Planta - 28042, Madrid
Coca-Cola European Partners Ísland ehf.	Iceland	100%	Studlahals 1, 110, Reykjavik
Coca-Cola European Partners Luxembourg SARL	Luxembourg	100%	2, Rue des Joncs, L-1818, Howald
Coca-Cola European Partners Nederland B.V.	Netherlands	100%	Watermanweg 30, 3067 GG, Rotterdam
Coca-Cola European Partners Norge AS	Norway	100%	Robsrudskogen 5, 1470, Lørenskog
Coca-Cola European Partners Pension Scheme Trustees Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
Coca-Cola European Partners Portugal Unipessoal, LDA	Portugal	100%	Quinta da Salmoura - Cabanas, 2929- 509, Azeitão, Setúbal
Coca-Cola European Partners Services Bulgaria EOOD	Bulgaria	100%	48, Sitnyakovo Blvd, Serdika Center, Office Building, floor 5, 1505, Sofia
Coca-Cola European Partners Services Europe Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
Coca-Cola European Partners Services SPRL	Belgium	100%(C)	Chaussée de Mons 1424, 1070, Brussels
Coca-Cola European Partners Sverige AB	Sweden	100%	Dryckesvägen 2 C, 136 87, Haninge
Coca-Cola European Partners US II, LLC	United States	100%	Corporation Trust Center, 1209 Orange Street, Wilmington 19801, Delaware
Coca-Cola European Partners US, LLC	United States	100%	Corporation Trust Center, 1209 Orange Street, Wilmington 19801, Delaware
Coca-Cola Immobilier SCI	France	100%(G)	9, chemin de Bretagne, 92784, Issy-les-Moulineaux
Coca-Cola Production SAS	France	100%	Zone d’entreprises de Bergues, Commune de Socx, 59380, Bergues

Name	Country of incorporation	% equity interest	Registered address
Compañía Asturiana De Bebidas Gaseosas, S.L.U.	Spain	100%	C/ Nava, 18-3ª (Granda) Siero - 33006, Oviedo
Compañía Castellana De Bebidas Gaseosas, S.L.	Spain	100%	C/ Ribera del loira, 20-22, 2ª Planta - 28042, Madrid
Compañía Levantina De Bebidas Gaseosas, S.L.U.	Spain	100%	Av. Real Monasterio de Sta. María de Poblet, 36, 46930, Quart de Poblet
Compañía Norteña De Bebidas Gaseosas, S.L.U.	Spain	100%	C/ Ibaizábal, 57 - 48960 Galdakao, Bizkaia
Compañía Para La Comunicación De Bebidas Sin Alcohol, S.L.U.	Spain	100%	C/ Ribera del loira, 20-22, 2ª Planta - 28042, Madrid
Conversia IT, S.L.U.	Spain	100%	C/ Ribera del loira, 20-22, 2ª Planta - 28042, Madrid
Developed System Logistics, S.L.U.	Spain	100%	Av. Henry Ford, 25, Manzana 19, Complejo Pq. Ind. Juan Carlos I , 46220 Picassent, Valencia
Foodl B.V.	Netherlands	33%	HNK Utrecht West, V.08, Weg der Verenigde Naties 1, 3527 KT Utrecht
GBH Investment Ireland Limited	Ireland	100%	6th Floor, 2 Grand Canal Square, Dublin 2
GR Bottling Holdings UK Limited	United Kingdom	100%(A)	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
Infineo Recyclage SAS	France	49%(H)	Sainte Marie la Blanche – 21200, Dijon
Innovative tap solutions inc.	United States	26%	310 North Wolf Road, Wheeling, IL 60090, USA
Instelling voor Bedrijfspensioenvoorziening Coca-Cola European Partners Belgium/Coca-Cola European Partners Services – Bedienden-Arbeiders OFP	Belgium	100%	Bergensesteenweg 1424 – 1070, Brussels
Instelling voor Bedrijfspensioenvoorziening Coca-Cola European Partners Belgium/Coca-Cola European Partners Services – Kaderleden OFP	Belgium	100%	Bergensesteenweg 1424 – 1070, Brussels
Iparbal, 99 S.L.	Spain	100%	C/ Ibaizábal, 57 – 48960 Galdakao, Bizkaia
Iparsoft, 2004 S.L.	Spain	100%	C/ Ibaizábal, 57 – 48960 Galdakao, Bizkaia
KOL SAS	France	25%	12 rue d'Anselme, 93400 Paris, France
Kollex GmbH	Germany	25%	Genthiner Straße 32, 10785, Berlin
Lusobega, S.L.	Spain	100%	C/ Ibaizábal, 57 – 48960 Galdakao, Bizkaia
Madrid Ecoplatform, S.L.U.	Spain	100%	C/Pedro Lara, 8 Pq. Tecnológico de Leganes- 28919, Leganes
Peña Umbria, S.L.U.	Spain	100%	Av. Real Monasterio de Sta. María de Poblet, 36 - 46930, Quart de Poblet
Refecon Aguas - Sociedade Industrial De Bebidas, Unipessoal, LDA	Portugal	100%	Quinta da Salmoura - Cabanas-2925-362 Azeitão, Setúbal
Refrescos Envasados Del Sur, S.L.U.	Spain	100%	Autovía del Sur A-IV, km.528- 41309 La Rinconada, Sevilla
Refrige SGPS, Unipessoal, LDA	Portugal	100%	Quinta da Salmoura - Cabanas-2925-362 Azeitão, Setúbal
Roalba, S.L.U.	Spain	100%	C/ Ibaizábal, 57 – 48960 Galdakao, Bizkaia
Solares y Edificios Norteños, S.L.U.	Spain	100%	C/ Ibaizábal, 57 – 48960 Galdakao, Bizkaia
StarStock Ltd	United Kingdom	26%	Dane Mill, Broadhurst Lane, Congleton, Cheshire, England, CW12 1LA
Svenska Brettbolaget AB	Sweden	19.6%	Greg Turegatan 9, 114 46, Stockholm
WB Investment Ireland 2 Limited	Ireland	100%	6th Floor, 2 Grand Canal Square, Dublin 2
WBH Holdings Luxembourg SCS	Luxembourg	100%	2, Rue des Joncs, L-1818, Howald
WBH Luxembourg SARL	Luxembourg	100%	2, Rue des Joncs, L-1818, Howald
WIH UK Limited	United Kingdom	100%(A)	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
Wir Sind Coca-Cola GmbH	Germany	100%	Stralauer Allee 4, 10245, Berlin
(A)100% equity interest directly held by Coca-Cola European Partners plc.
(B)Class A and B ordinary shares.
(C)Class A, B and C ordinary shares.
(D) Including preference shares issued to the Group.
(E)38.3% equity interest directly held by Coca-Cola European Partners plc (100% of A ordinary shares in issue).
(F)10% equity interest directly held by Coca-Cola European Partners plc.
(G)Group shareholding of 99.99% or greater.
(H)Class A and B shares. The Group holds 49% of Class B shares.